REVENUE - Narrative (Details) - MW	12 Months Ended
	Dec. 31, 2025	Mar. 31, 2026
Disaggregation of Revenue [Line Items]
Utility customer payment period	30 days
Integrated Segment [Member]
Disaggregation of Revenue [Line Items]
Plant generation capacity (in MW's)	3,610	3,610